Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 06, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Company loan, description			The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to the Closing of the Business Combination.
Related party payable			$ 500
Agreement term period		12 months
Cash fee		$ 1,425
Converted shares (in Shares)			871,256
Expenses recognized amount			$ 5,649
Treasury Stock, Common, Shares (in Shares)			80,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,160
Per share of aggregate principal amount (in Dollars per share)	$ 0.035
Shares issued (in Shares)		1,500,000
Treasury Stock, Common, Shares (in Shares)			1,905,853
Contractor Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses recognized amount			$ 29
Dr. Khaleghi [Member]
Related Party Transactions (Details) [Line Items]
Additional payment to related party			$ 99	$ 18